RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES (Details) - Global Telecom Holding - USD ($) $ in Millions	1 Months Ended
	Jun. 30, 2020	Dec. 31, 2013
Disclosure of subsidiaries [line items]
Other financial liabilities		$ 50
Litigation Settlement, Amount Awarded to Other Party	$ 9
Gains on litigation settlements	$ 41